Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales.
Personnel expenses	€ (5,219)	€ (4,563)	€ (4,594)
Material costs	(9,269)	(7,744)	(6,559)
Depreciation	(1,934)	(1,983)	(2,158)
Other expenses	(2,279)	(1,735)	(1,502)
Allowance for slow-moving inventory	(945)	(851)	1
Total	(19,646)	(16,876)	(14,812)
Cost of maintenance	472	283	208
Travel expense	322	177	171
Insurance expense	383	306	283
Rental and building expenses	€ 80	38	104
License fees		€ 30	€ 53